Description of Business - Additional Information (Details) € in Millions, $ in Millions		5 Months Ended	12 Months Ended
	Oct. 31, 2023 EUR (€)	Mar. 31, 2024 USD ($)	Dec. 31, 2017 USD ($)	Oct. 27, 2023
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Foreign currency exchange rate, translation				1.064
SuprNation [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Business combination consideration transferred	€ 34.3	$ 36.5
DoubleU Games Co., Ltd.[Member] | Equity Investee [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Equity interest percentage		67.10%
Non-DoubleU Games, Co., Ltd.[Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Minority interest ownership percentage		32.90%
STIC Special Situation Private Equity Fund [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Minority interest ownership percentage		20.20%
Participants in IPO [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Minority interest ownership percentage		12.70%
International Gaming Technologies [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Business combination consideration transferred			$ 825.0